Federated Hermes MDT Large Cap Value ETF
Portfolio of Investments
November 30, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—9.3%
10,203		Alphabet, Inc., Class A	$ 3,266,797
15,427		AT&T, Inc.	401,411
7,540		Comcast Corp., Class A	201,243
12,015		Fox Corp.	786,982
1,473		Meta Platforms, Inc.	954,430
1,431		T-Mobile USA, Inc.	299,093
9,382		Verizon Communications, Inc.	385,694
		TOTAL	6,295,650
		Consumer Discretionary—7.0%
22,654		Advance Auto Parts, Inc.	1,175,289
4,565	[1]	Amazon.com, Inc.	1,064,649
8,618	[1]	Capri Holdings Ltd.	218,639
4,415		eBay, Inc.	365,518
2,941	[1]	Five Below, Inc.	484,941
6,278		General Motors Co.	461,559
1,336		McDonald’s Corp.	416,591
3,302		PVH Corp.	279,878
548	[1]	Ulta Beauty, Inc.	295,279
		TOTAL	4,762,343
		Consumer Staples—8.4%
2,142		Altria Group, Inc.	126,399
7,251		Colgate-Palmolive Co.	582,908
1,296		General Mills, Inc.	61,365
6,215		Kimberly-Clark Corp.	678,181
7,950		Kroger Co.	534,876
11,513	[1]	Maplebear, Inc.	483,661
3,192		Molson Coors Beverage Company, Class B	148,460
1,177		PepsiCo, Inc.	175,067
9,277		Philip Morris International, Inc.	1,460,942
1,779		Target Corp.	161,213
11,623		WalMart Inc.	1,284,458
		TOTAL	5,697,530
		Energy—4.8%
4,403		Cheniere Energy, Inc.	917,850
6,700		Devon Energy Corp.	248,302
937		DT Midstream, Inc.	113,808
9,301		EOG Resources, Inc.	1,003,113
2,184		Exxon Mobil Corp.	253,169
2,540		Marathon Petroleum Corp.	492,074
2,449		TechnipFMC PLC	110,842
2,182		Williams Cos., Inc.	132,949
		TOTAL	3,272,107
		Financials—22.7%
1,589		Aflac, Inc.	175,283
2,698		Ameriprise Financial, Inc.	1,229,587
9,386		Bank of New York Mellon Corp.	1,052,171
815	[1]	Berkshire Hathaway, Inc., Class B	418,755

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
3,902		Charles Schwab Corp.	$ 361,832
9		CME Group, Inc.	2,533
5,738		Fidelity National Financial, Inc.	341,009
17,445	[1]	Fiserv, Inc.	1,072,344
8,977		Interactive Brokers Group, Inc., Class A	583,685
799		Intercontinental Exchange, Inc.	125,683
3,169		JPMorgan Chase & Co.	992,151
3,190		Morgan Stanley	541,215
5,963		Northern Trust Corp.	783,180
7,868	[1]	PayPal Holdings, Inc.	493,245
4,289		Popular, Inc.	491,991
1,248		Principal Financial Group, Inc.	105,855
4,663		Progressive Corp., OH	1,066,848
12,110		Prudential Financial, Inc.	1,310,907
10,735		State Street Corp.	1,277,680
8,991		Synchrony Financial	695,544
5,707		The Hartford Insurance Group, Inc.	782,030
5,270		The Travelers Cos., Inc.	1,543,372
		TOTAL	15,446,900
		Health Care—13.4%
5,598		AbbVie, Inc.	1,274,665
3,780	[1]	Align Technology, Inc.	556,378
2,023		Amgen, Inc.	698,866
1,527	[1]	Biogen, Inc.	278,051
2,386		Cardinal Health, Inc.	506,452
11,833		Dentsply Sirona, Inc.	134,186
33,284	[1]	Elanco Animal Health, Inc.	774,519
1,193		Gilead Sciences, Inc.	150,127
1,531		Humana, Inc.	376,274
7,206	[1]	Illumina, Inc.	947,229
5,423	[1]	Incyte Genomics, Inc.	566,487
6,264		Johnson & Johnson	1,296,147
13,931	[1]	Moderna, Inc.	361,927
1,124		Regeneron Pharmaceuticals, Inc.	876,933
1,122		Teleflex, Inc.	128,379
367		UnitedHealth Group, Inc.	121,026
255	[1]	Veeva Systems, Inc.	61,274
		TOTAL	9,108,920
		Industrials—12.6%
7,520		Allison Transmission Holdings, Inc.	666,723
394		Eaton Corp. PLC	136,281
2,358		Emerson Electric Co.	314,510
299		GE Aerospace	89,237
2,600		GE Vernova, Inc.	1,559,402
1,581	[1]	Generac Holdings, Inc.	239,727
983		Lockheed Martin Corp.	450,076
4,678		Manpower, Inc.	134,539
616		Northrop Grumman Corp.	352,506
1,594		Otis Worldwide Corp.	141,627
467		Paycom Software, Inc.	75,266
2,610	[1]	SPX Technologies, Inc.	561,255
1,881		Trane Technologies PLC	792,804

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
523		TransDigm, Inc.	$ 711,369
2,143		Union Pacific Corp.	496,812
3,508	[1]	United Airlines Holdings, Inc.	357,676
12,297		Veralto Corp.	1,244,702
990		Waste Management, Inc.	215,691
		TOTAL	8,540,203
		Information Technology—10.2%
5,142		Accenture PLC	1,285,500
1,372		Analog Devices, Inc.	364,046
7,647	[1]	DXC Technology Co.	100,940
764	[1]	Fortinet, Inc.	61,983
2,573	[1]	GoDaddy, Inc.	328,984
21,779		Hewlett Packard Enterprise Co.	476,307
1,117		IBM Corp.	344,684
7,391	[1]	Kyndryl Holdings, Inc.	190,910
2,135		Micron Technology, Inc.	504,885
1,881		NetApp, Inc.	209,844
11,165	[1]	Nutanix, Inc.	533,687
2,337	[1]	Qorvo, Inc.	200,725
1,849		Qualcomm, Inc.	310,798
4,451		Salesforce, Inc.	1,026,134
4,737		Skyworks Solutions, Inc.	312,405
2,322		TD SYNNEX Corp.	354,059
797		Teradyne, Inc.	144,966
2,131	[1]	Zoom Communications, Inc.	181,050
		TOTAL	6,931,907
		Materials—3.8%
5,787		Alcoa Corp.	241,550
23,665		Celanese Corp.	985,647
6,380		FMC Corp.	91,170
8,291		Newmont Corp.	752,243
4,906		PPG Industries, Inc.	490,796
		TOTAL	2,561,406
		Real Estate—3.0%
1,225	[1]	CBRE Group, Inc.	198,242
3,169		Gaming and Leisure Properties, Inc.	137,946
16,087		Kilroy Realty Corp.	689,971
3,092		SBA Communications, Corp.	600,683
9,274		SL Green Realty Corp.	437,084
		TOTAL	2,063,926
		Utilities—4.2%
614		American Electric Power Co., Inc.	75,995
5,411		Consolidated Edison Co.	543,048
5,378		Duke Energy Corp.	666,549
4,242		Edison International	249,811
27,507		Exelon Corp.	1,296,130
		TOTAL	2,831,533
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $63,747,378)	67,512,425
		OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	402,457
		NET ASSETS—100%	$67,914,882

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.